Investment Objectives and Goals - Defiance U.S. Dividend Equity Paid Weekly ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Defiance U.S. Dividend Equity Paid Weekly ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.